As filed with the Securities and Exchange Commission on September 11, 2018

1933 Act Registration No. 333-46479

1940 Act Registration No. 811-08659

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 37	[X]

(Check appropriate box or boxes.)

The Henssler Funds, Inc.

(Exact name of Registrant as Specified in Charter)

3735 Cherokee Street

Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

(Name and Address of Agent of Service)

Copy to:

Pascual LLC

Tower Place 100

3340 Peachtree Road, N.E., Suite 1690

Atlanta, Georgia 30326

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 35 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw, State of Georgia, on the 11th day of September, 2018.

THE HENSSLER FUNDS, INC.

By: /s/ Gene W. Henssler
Gene W. Henssler, Ph.D
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene W. Henssler	Director and President	September 11, 2018
Gene W. Henssler, Ph.D

/s/ Patricia T. Henssler*	Director & Treasurer (Principal Accounting Officer)	September 11, 2018
Patricia T. Henssler

/s/ Kathy S. Schwaig *	Director	September 11, 2018
Kathy S. Schwaig

/s/ Joseph Owen *	Director	September 11, 2018
Joseph Owen

/s/ Robert E. Nickels *	Director	September 11, 2018
Robert E. Nickels

By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D
Attorney-in-fact, pursuant to Power of Attorney

*	Executed by Gene W. Henssler as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase